THRIVENT CHURCH LOAN AND INCOME FUND
Registrant CIK 0001721413
Form N-CEN for
Fiscal Year Ended 03/31/2021
PART G: Attachments
Item G.1.b.iv.: Information called for by Item 405 of Regulation S-K
Delinquent Section 16(a) reports filed during FYE 3/31/21:
Late Form 4 filings:
10/5/2020 Form 4 filing for 8/3/2020 transaction (Frederick P. Johnson)
10/5/2020 Form 4 filing for 9/1/2020 transaction (Frederick P. Johnson)